Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 794,841	$ 868,263	$ 1,919,349
Operating expenses	(428,902)	(440,562)	(445,893)
Depreciation, depletion and amortization	(256,484)	(224,546)	(222,257)
Gross profit	109,455	203,155	1,251,199
General and administrative expenses	(129,119)	(119,722)	(170,735)
Allowance for expected credit losses	(101)	(8,478)	0
Gain (loss) on natural gas and oil properties and equipment	25,678	24,146	2,379
Gain (loss) on sale of equity interest	(7,375)
Gain (loss) on sale of equity interest		18,440	0
Unrealized gain (loss) on investment	(4,013)	4,610	0
Gain (loss) on derivative financial instruments	(37,551)	1,080,516	(1,758,693)
Gain on bargain purchases	0	0	4,447
Impairment of proved properties	0	(41,616)	0
Operating profit (loss)	(43,026)	1,161,051	(671,403)
Finance costs	(137,643)	(134,166)	(100,799)
Accretion of asset retirement obligation	(30,868)	(26,926)	(27,569)
Loss on early retirement of debt	(14,753)	0	0
Other income (expense)	2,338	385	269
Income (loss) before taxation	(223,952)	1,000,344	(799,502)
Income tax benefit (expenses)	136,951	(240,643)	178,904
Net income (loss)	(87,001)	759,701	(620,598)
Other comprehensive income (loss)	(1,822)	(270)	940
Total comprehensive income (loss)	(88,823)	759,431	(619,658)
Net income (loss) attributable to:
Owners of Diversified Energy Company PLC	(88,272)	758,018	(625,410)
Non-controlling interest	$ 1,271	$ 1,683	$ 4,812
Earnings (loss) per share attributable to Owners of Diversified Energy Company PLC
Weighted average shares outstanding - basic (in shares)	48,031,916	47,165,380	42,203,974
Weighted average shares outstanding - diluted (in shares)	48,031,916	47,514,521	42,203,974
Earnings (loss) per share - basic (in dollar per share)	$ (1.84)	$ 16.07	$ (14.82)
Earnings (loss) per share - diluted (in dollar per share)	$ (1.84)	$ 15.95	$ (14.82)